Financing receivables - Changes in Allowance for Losses for Current Period (Detail) - JPY (¥) ¥ in Millions		3 Months Ended			6 Months Ended
		Sep. 30, 2015		Sep. 30, 2014	Sep. 30, 2015		Sep. 30, 2014
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		¥ 903		¥ 806	¥ 961		¥ 848
Provision for credit losses, Allowance for credit losses against loans		¥ 87		¥ (145)	¥ 28		¥ (187)
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans	[1]	¥ 0		¥ 0	¥ 1		¥ 0
Ending balance, Allowance for credit losses against loans		990		661	990		661
Allowance for credit losses against receivables other than loans [Roll Forward]
Opening balance, Allowance for credit losses against receivables other than loans		2,306		2,050	2,292		2,161
Provision for credit losses, Allowance for credit losses against receivables other than loans		¥ 123		29	¥ 127		34
Charge-offs, Allowance for credit losses against receivables other than loans				(8)			(121)
Other, Allowance for credit losses against receivables other than loans	[1]	¥ (36)		22	¥ (26)		19
Ending balance, Allowance for credit losses against receivables other than loans		2,393		2,093	2,393		2,093
Total allowance for doubtful accounts [Roll Forward]
Opening balance, Total allowance for doubtful accounts		3,209		2,856	3,253		3,009
Provision for credit losses, Total allowance for doubtful accounts		¥ 210		(116)	¥ 155		(153)
Charge-offs, Total allowance for doubtful accounts				(8)			(121)
Other, Total allowance for doubtful accounts	[1]	¥ (36)		22	¥ (25)		19
Ending balance, Total allowance for doubtful accounts		3,383		2,754	3,383		2,754
Loans at banks [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		739		678	739		678
Provision for credit losses, Allowance for credit losses against loans		¥ 96		¥ (139)	¥ 96		¥ (139)
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans
Ending balance, Allowance for credit losses against loans		¥ 835		¥ 539	¥ 835		¥ 539
Short-term secured margin loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		155		58	142		87
Provision for credit losses, Allowance for credit losses against loans		¥ (8)		¥ (6)	¥ 4		¥ (35)
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans		¥ 0	[1]		¥ 1	[1]
Ending balance, Allowance for credit losses against loans		¥ 147		¥ 52	¥ 147		¥ 52
Inter-bank money market loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans
Provision for credit losses, Allowance for credit losses against loans
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans
Ending balance, Allowance for credit losses against loans
Corporate loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		¥ 8		¥ 69	¥ 79		¥ 82
Provision for credit losses, Allowance for credit losses against loans				¥ 0	¥ (71)		¥ (13)
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans	[1]	¥ 0		¥ 0	¥ 0		¥ 0
Ending balance, Allowance for credit losses against loans		8		69	8		69
Advances to affiliated companies [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		1		1	1		1
Provision for credit losses, Allowance for credit losses against loans		¥ (1)		¥ 0	¥ (1)		¥ 0
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans
Ending balance, Allowance for credit losses against loans		¥ 0		¥ 1	¥ 0		¥ 1

[1]	Includes the effect of foreign exchange movements.